FAIR VALUE MEASUREMENTS - Reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable (Details) - Contingent consideration - USD ($)
$ in Thousands
	4 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of the year	$ 105,670	$ 46,456
Contingent consideration resulting from new acquisitions		14,113
Fair value change	(65,594)	49,503
Exchange difference	2,466	(4,402)
Contingent liability assumed by Renren on April 30, 2019	$ (42,542)
Balance at end of the year		$ 105,670